UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21287

John Hancock Preferred Income Fund III (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Preferred Income Fund III

8.31.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
August 31, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Bonds 6.61%					$70,736,494
(Cost $71,403,221)

Automobile Manufacturers 0.20%					2,162,675

Ford Motor Co.,
Note	7.450	07-16-31	B+	2,755	2,162,675
Consumer Finance					3,032,070

General Motors Acceptance Corp.,
Bond	8.000	11-01-31	BB	3,000	3,032,070
Electric Utilities 3.53%					37,782,335

Black Hills Corp.,
Note	6.500	05-15-13	BBB-	15,000	15,111,735
DPL, Inc.,
Sr Note	6.875	09-01-11	BB	5,036	5,277,874
Entergy Gulf States, Inc.,
1st Mtg Bond	6.200	07-01-33	BBB+	15,000	14,117,115
Kentucky Power Co.,
Sr Note, Ser D	5.625	12-01-32	BBB	3,565	3,275,611
Integrated Oil & Gas 0.51%					5,459,755

Amerada Hess Corp.,
Note	7.125	03-15-33	BBB-	5,000	5,459,755
Multi-Utilities 1.06%					11,293,500

DTE Energy Co.,
Sr Note	6.375	04-15-33	BBB-	7,500	7,373,962
TECO Energy, Inc.,
Note	7.000	05-01-12	BB	3,810	3,919,538
Oil & Gas Refining & Marketing 1.03%					11,006,159

Valero Energy Corp.,
Note	7.500	04-15-32	BBB-	9,500	11,006,159
			Credit	Par value
Issuer, description, maturity date			rating (A)	($000)	Value
Capital preferred securities 8.63%					$92,350,188
(Cost $96,844,716)

Diversified Banks 3.21%					34,322,500

Credit Agricole Preferred Funding Trust,
7.00%, 01-29-49			A	9,000	9,135,000
Lloyds TSB Bank Plc, 6.90%, 11-29-49 (United
Kingdom)			A+	25,000	25,187,500

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
August 31, 2006 (unaudited)

Electric Utilities 0.62%			6,629,625

DPL Capital Trust II, 8.125%, 09-01-31	BB-	6,225	6,629,625
Gas Utilities 1.22%			13,106,001

KN Capital Trust I, 8.56%, Ser B, 04-15-27	BB+	8,735	8,560,300
KN Capital Trust III, 7.63%, 04-15-28	BB+	4,960	4,545,701
Integrated Telecommunication Services 1.41%			15,112,065

TCI Communications Financing Trust III,
9.65%, 03-31-27	BBB-	14,210	15,112,065
Investment Banking & Brokerage 0.94%			10,025,000

HBOS Capital Funding L.P., 6.85%, 03-29-49
(United Kingdom)	A	10,000	10,025,000
Multi-Utilities 0.90%			9,577,121

Dominion Resources Capital Trust I, 7.83%,
12-01-27	BB+	9,097	9,577,121
Other Diversified Financial Services 0.33%			3,577,876

JPM Capital Trust I, 7.54%, 01-15-27	A-	3,447	3,577,876
Issuer		Shares	Value
Common stocks 4.30%			$46,072,920
(Cost $33,950,446)

Electric Utilities 0.78%			8,363,468

FPL Group, Inc.		129,000	5,734,050
Scottish Power Plc, American Depositary
Receipt (ADR) (United Kingdom)		55,555	2,629,418
Gas Utilities 0.31%			3,351,342

ONEOK, Inc.		87,571	3,351,342
Independent Power Producers & Energy Traders 1.67%			17,889,810

TXU Corp.		270,198	17,889,810
Multi-Utilities 1.54%			16,468,300

CH Energy Group, Inc.		20,600	1,011,872
DTE Energy Co.		281,516	11,750,478
TECO Energy, Inc.		235,000	3,705,950

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
August 31, 2006 (unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 80.38%			$860,026,983
(Cost $884,295,022)

Agricultural Products 1.45%			15,532,978

Ocean Spray Cranberries, Inc., 6.25%,
Ser A (S)	BB+	195,000	15,532,978

Asset Management & Custody Banks 0.38%			4,052,888

BNY Capital V, 5.95%, Ser F	A-	170,361	4,052,888

Automobile Manufacturers 2.34%			24,985,316

Ford Motor Co., 7.50%	B+	761,385	14,161,761
General Motors Corp., 7.25%, Ser 07-15-41	B-	50,641	904,448
General Motors Corp., 7.375%, Ser 05-15-48	Caa1	558,194	9,919,107

Broadcasting & Cable TV 0.29%			3,077,833

Comcast Corp., 7.00%	BBB+	119,900	3,077,833

Consumer Finance 2.40%			25,721,462

Ford Motor Credit Co., 7.60%	Ba3	25,000	552,250
HSBC Finance Corp., 6.36%, Depositary Shares,
Ser B	A	250,000	6,385,000
HSBC Finance Corp., 6.875%	AA-	636,118	16,240,093
SLM Corp., 6.00%	A	64,195	1,533,619
SLM Corp., 6.97%, Ser A	BBB+	18,800	1,010,500

Diversified Banks 7.22%			77,286,300

BAC Capital Trust II, 7.00%	A	94,600	2,377,298
BAC Capital Trust III, 7.00%	A	22,000	558,580
BAC Capital Trust IV, 5.875%	A	411,400	9,709,040
Fleet Capital Trust VII, 7.20%	A	76,004	1,931,262
Royal Bank of Scotland Group Plc, 5.75%,
Ser L (United Kingdom)	A	960,000	23,116,800
Santander Finance Preferred SA Unipersonal,
6.41%, Ser 1 (Spain)	A-	100,000	2,525,000
USB Capital IV, 7.35%	A	59,100	1,491,093
USB Capital V, 7.25%	A	60,700	1,544,208
USB Capital VIII, 6.35%, Ser 1	A	269,700	6,661,590
USB Capital X, 6.50%	A	85,000	2,117,350
Wachovia Preferred Funding Corp., 7.25%, Ser A	A-	674,800	18,867,408
Wells Fargo Capital Trust IV, 7.00%	A+	177,800	4,461,002
Wells Fargo Capital Trust VII, 5.85%	A+	81,700	1,925,669

Electric Utilities 11.93%			127,599,503

Cleveland Electric Financing Trust I, 9.00%	BB+	27,400	709,386
Consolidated Edison, Inc., $5.00, Ser A	BBB+	30,000	2,617,500
Consolidated Edison, Inc., 7.25%	A2	56,000	1,440,880
DTE Energy Trust II, 7.50%	BB+	36,600	934,398
Entergy Mississippi, Inc., 7.25%	A-	113,668	2,904,217

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
August 31, 2006 (unaudited)

FPC Capital I, 7.10%, Ser A	BB+	746,700	18,794,439
FPL Group Capital Trust I, 5.875%	BBB+	490,000	11,515,000
Georgia Power Capital Trust V, 7.125%	BBB+	156,100	3,978,989
Georgia Power Co., 6.00%, Ser R	A	730,000	18,023,700
Great Plains Energy, Inc., 8.00%, Conv	BBB-	685,400	16,792,300
HECO Capital Trust III, 6.50%	BBB-	130,000	3,313,700
Interstate Power & Light Co., 7.10%, Ser C	BBB-	354,900	9,116,494
Interstate Power & Light Co., 8.375%, Ser B	Baa3	54,500	1,648,625
Northern States Power Co., 8.00%	BBB-	84,550	2,191,536
PPL Electric Utilities Corp., 6.25%,
Depositary Shares	BBB	130,000	3,331,250
PPL Energy Supply, LLC, 7.00%	BBB	547,370	13,963,409
Southern California Edison Co., 6.00%	BBB-	30,000	2,921,250
Southern California Edison Co., 6.125%	BBB-	20,000	1,966,250
Virginia Power Capital Trust, 7.375%	BB+	447,600	11,436,180

Gas Utilities 3.33%			35,620,012

Laclede Capital Trust I, 7.70%	BBB+	82,000	2,077,880
Southern Union Co., 7.55%, Ser A	BB+	449,000	11,651,550
Southwest Gas Capital II, 7.70%	BB	810,250	20,953,065
Vectren Utility Holdings, Inc., 7.25%	A-	37,100	937,517

Hotels, Resorts & Cruise Lines 0.28%			3,014,812

Hilton Hotels Corp., 8.00%	BB	118,600	3,014,812

Integrated Telecommunication Services 2.61%			27,909,843

Telephone & Data Systems, Inc., 6.625%	A-	462,900	11,317,905
Telephone & Data Systems, Inc., 7.60%, Ser A	A-	492,976	12,373,698
Verizon New England, Inc., 7.00%, Ser B	A3	166,400	4,218,240

Investment Banking & Brokerage 9.35%			100,068,348

Fleet Capital Trust IX, 6.00%	A	469,200	11,354,640
Goldman Sachs Group, Inc., 6.20%, Ser B	A-	240,000	6,165,600
Lehman Brothers Holdings Capital Trust III,
6.375%, Ser K	A-	793,400	19,866,736
Lehman Brothers Holdings, Inc., 5.67%,
Depositary Shares, Ser D	A-	142,500	6,904,125
Merrill Lynch Preferred Capital Trust III,
7.00%	A-	417,017	10,642,274
Merrill Lynch Preferred Capital Trust IV,
7.12%	A-	232,700	5,966,428
Merrill Lynch Preferred Capital Trust V, 7.28%	A-	373,700	9,660,145
Morgan Stanley Capital Trust III, 6.25%	A-	764,025	18,550,527
Morgan Stanley Capital Trust IV, 6.25%	A-	393,925	9,702,373
Morgan Stanley Capital Trust VI, 6.60%	A-	50,000	1,255,500

Life & Health Insurance 5.24%			56,073,268

Lincoln National Capital VI, 6.75%, Ser F	A-	304,000	7,776,320
MetLife, Inc., 6.50%, Ser B	BBB	1,108,850	28,331,117
Phoenix Cos., Inc. (The), 7.45%	BBB	531,949	13,362,559
PLC Capital Trust IV, 7.25%	BBB+	141,400	3,595,802
PLC Capital Trust V, 6.125%	BBB+	83,300	1,949,220
Prudential Plc, 6.50% (United Kingdom)	A-	41,500	1,058,250

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
August 31, 2006 (unaudited)

Multi-Line Insurance 3.86%			41,289,379

Aegon NV, 6.375% (Netherlands)	A-	241,265	6,026,800
Aegon NV, 6.50% (Netherlands)	A-	138,850	3,490,689
ING Groep NV, 7.05% (Netherlands)	A	603,970	15,304,600
ING Groep NV, 7.20% (Netherlands)	A	641,000	16,467,290

Multi-Utilities 6.71%			71,787,383

Aquila, Inc., 7.875%	B2	218,707	5,458,927
Avista Corp., $6.95, Ser K	BB-	138,517	13,990,217
BGE Capital Trust II, 6.20%	BBB-	668,928	15,913,797
DTE Energy Trust I, 7.80%	BB+	202,800	5,191,680
PNM Resources, Inc., 6.75%, Conv	BBB-	273,199	14,069,748
PSEG Funding Trust II, 8.75%	BB+	462,275	12,222,551
Public Service Electric & Gas Co., 5.05%,
Ser D	BB+	30,000	2,760,000
TECO Capital Trust I, 8.50%	B	85,845	2,180,463

Oil & Gas Exploration & Production 4.20%			44,885,851

Apache Corp., 5.68%, Depositary Shares, Ser B	BBB	27,500	2,703,594
Chesapeake Energy Corp., 6.25%, Conv (G)	B+	6,330	1,699,605
Devon Energy Corp., 6.49%, Ser A	BB+	25,250	2,577,868
Nexen, Inc., 7.35% (Canada)	BB+	1,494,079	37,904,784

Other Diversified Financial Services 9.08%			97,187,111

ABN AMRO Capital Funding Trust V, 5.90%	A	867,400	20,635,446
ABN AMRO Capital Funding Trust VI, 6.25%	A	353,900	8,996,138
Citigroup Capital VII, 7.125%	A	28,042	704,976
Citigroup Capital VIII, 6.95%	A	241,200	6,128,892
Citigroup Capital IX, 6.00%	A	264,800	6,437,288
Citigroup Capital X, 6.10%	A	720,000	17,791,200
General Electric Capital Corp., 5.875%	AAA	325,930	7,845,135
General Electric Capital Corp., 6.10%	AAA	94,747	2,345,936
JPMorgan Chase Capital XI, 5.875%, Ser K	A-	1,030,000	24,205,000
JPMorgan Chase Capital XIV, 6.20%, Ser N	A-	25,000	614,500
JPMorgan Chase Capital XVI, 6.35%	A-	60,000	1,482,600

Real Estate Investment Trusts 5.00%			53,534,232

Duke Realty Corp., 6.50%, Depositary Shares,
Ser K	BBB	151,600	3,706,620
Duke Realty Corp., 6.60%, Depositary Shares,
Ser L	BBB	118,500	2,909,175
Duke Realty Corp., 6.625%, Depositary Shares,
Ser J	BBB	638,100	15,697,260
Kimco Realty Co., 6.65%, Depositary Shares,
Ser F	BBB+	384,750	9,772,650
Public Storage, Inc., 6.18%, Depositary
Shares, Ser D	BBB+	20,000	473,400
Public Storage, Inc., 6.50%, Depositary
Shares, Ser W	BBB+	450,000	11,074,500
Public Storage, Inc., 7.50%, Depositary
Shares, Ser V	BBB+	184,530	4,755,338

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
August 31, 2006 (unaudited)

Public Storage, Inc., 7.625%, Depositary
Shares, Ser T			BBB+	25,500	648,720
Public Storage, Inc., 8.00%, Depositary
Shares, Ser R			BBB+	177,100	4,496,569
Regional Banks 2.47%					26,442,550

National Commerce Capital Trust II, 7.70%			A-	86,800	2,227,288
PFGI Capital Corp., 7.75%			A	926,900	24,215,262
Reinsurance 0.27%					2,840,994

RenaissanceRe Holdings Ltd., 6.08%, Ser C
(Bermuda)			BBB	127,800	2,840,994
Specialized Finance 0.49%					5,289,150

CIT Group, Inc., 6.35%, Ser A			BBB+	70,000	1,802,500
Repsol International Capital Ltd., 7.45%,
Ser A (Cayman Islands)			BB+	137,000	3,486,650
Thrifts & Mortgage Finance 1.19%					12,736,930

Abbey National Plc, 7.25% (United Kingdom)			A	163,265	4,109,380
Abbey National Plc, 7.375% (United Kingdom)			A	339,000	8,627,550
Wireless Telecommunication Services 0.29%					3,090,840

United States Cellular, 7.50%			A-	119,800	3,090,840

	Interest	Maturity	Credit	Par value
Issuer, description, maturity date	rate (%)	date	rating (A)	($000)	Value

Short-term investments 0.08%					$811,000
(Cost $811,000)

Government U.S. Agency 0.08%					811,000

Federal Home Loan Bank,
Discount Note	4.95	09-01-06	AAA	811	811,000

Total investments 100.00%					$1,069,997,585

John Hancock
Preferred Income Fund III
Footnotes to Schedule of Investments
August 31, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(G) Security rated internally by John Hancock Advisers, LLC.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $15,532,978 or 1.45% of the Fund's total investments as of August 31, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on August 31, 2006, including short-term investments, was $1,087,304,405. Gross unrealized appreciation and depreciation of investments aggregated $22,863,500 and $40,170,320, respectively, resulting in net unrealized depreciation of $17,306,820.

Footnotes to Schedule of Investments - Page 1

John Hancock
Preferred Income Fund III
Financial futures contracts
August 31, 2006 (unaudited)

	Number of
Open contracts	contracts	Position	Expiration	Depreciation

U.S. 10-Year Treasury Note	1,100	Short	December-06	($506,132)

Financial futures contracts

John Hancock
Preferred Income Fund III
Interest rate swap contracts
August 31, 2006 (unaudited)

	Rate type

Notional	Payments made	Payments received	Termination	Appreciation
amount	by Fund	by Fund	date

$35,000,000	4.00% (a)	3-month LIBOR	Apr 09	$995,494

(a) Fixed rate

Interest rate swap contracts

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Gordon M. Shone
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.) LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for APS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: HPS

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund III.

P12Q1 8/06
10/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: October 27, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen

Executive Vice President and Chief Financial Officer

Date: October 27, 2006